Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2021
Other Non-Current Liabilities
Other Non-Current Liabilities

14.  Other Non-Current Liabilities

Other non-current liabilities consist of the following:

	December 31,	December 31,
	2020	2021
Deferred revenue	677,824	1,451,313
Warranty liabilities	655,500	1,444,551
Deferred government grants	326,373	312,837
Non-current finance lease liabilities	55,107	31,646
Deferred construction allowance	49,484	12,298
Others	85,618	287,813
Total	1,849,906	3,540,458

Deferred government grants mainly consist of specific government subsidies for purchase of land use right and buildings, product development and renewal of production facilities, which is amortized using the straight-line method as a deduction of the amortization expense of the land use right over its remaining estimated useful life.

Deferred construction allowance consists of long-term payable of construction projects, with payment terms over one year.